Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Related Party Transactions [Abstract]
Schedule of transactions with other related parties

	2023	2022	2021
Sales to an equity-accounted investee	$701,807	$—	$—
Services recharge received from an equity-accounted investee	12,857	—	—
Purchase from an equity-accounted investee	—	—	(53,981)
Services provided by a company with control from a director of the Company	—	(30,630)	(90,353)
Legal and professional fee paid on behalf of related companies	—	—	(9,060)

Summary of key management personnel compensation
Key management personnel compensation comprised as following.

	2023	2022	2021
Directors’ fees	$420,000	$261,110	$—
Salaries, wages and other benefits	4,239,821	24,549,012	2,281,701
Contributions to defined contribution retirement plan	14,779	17,538	15,643
Equity-settled share-based payment expenses (note)	10,297,075	30,284,686	21,500,167
	$14,971,675	$55,112,346	$23,797,511
Note:    The balances are non-cash transactions for the reporting period. Details of the recognition and the fair value determination are included in note 30.